Non-current assets held for sale	12 Months Ended
Dec. 31, 2018
Non-current assets held for sale [Abstract]
Non-current assets held for sale

31.   Non-current assets held for sale

	R$ thousand
	On December 31
	2018	2017
Assets not for own use
Real estate	1,120,434	1,250,380
Vehicles and similar	231,105	262,774
Machinery and equipment	585	2,037
Other	1,206	5,782
Total	1,353,330	1,520,973

The properties or other non-current assets received in total or partial settlement of the payment obligations of debtors are considered as non-operating assets held for sale in auctions, which normally occur in up to one year. Therefore, non-current assets held for sale include the book value of the items the Organization intends to sell, which in their current condition is highly probable and expected to occur within a year.